Fair Value Measurement - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Goodwill	$ 355,498	$ 320,399	$ 165,896